Loans, financing and debentures	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [text block]
22 LOANS, FINANCING AND DEBENTURES
22.1 Breakdown by type

				Current		Non-current			Total
Type	Currency	Interest rate	Average annual interest rate - %	06/30/2026	12/31/2025	06/30/2026	12/31/2025	06/30/2026	12/31/2025
In foreign currency
Bonds	USD	Fixed	5.0%	796,510	815,478	39,586,169	42,405,964	40,382,679	43,221,442
Panda Bonds	CNY	Fixed	2.7%	33,156	6,785	1,981,055	2,039,941	2,014,211	2,046,726
Export credits (“export prepayments”)	USD	SOFR/Fixed	5.4%	2,570,445	923,820	13,321,704	16,901,305	15,892,149	17,825,125
Assets financing	USD	SOFR	3.5%	101,776	107,159	117,727	178,526	219,503	285,685
ECA - Export Credit Agency	USD	SOFR	5.3%	14,595	17,426	1,673,813	1,778,184	1,688,408	1,795,610
IFC - International Finance Corporation (1)	USD	SOFR	5.6%	(4,829)	(5,485)	4,856,113	5,182,737	4,851,284	5,177,252
Others				3,859	5,516			3,859	5,516
				3,515,512	1,870,699	61,536,581	68,486,657	65,052,093	70,357,356
In local currency
BNDES	BRL	UMBNDES	6.6%	10,348	5,794	489,051	468,025	499,399	473,819
BNDES	BRL	TJLP	8.5%	47,130	89,150	10,085	11,802	57,215	100,952
BNDES	BRL	TLP	11.6%	226,990	178,549	5,688,355	5,562,188	5,915,345	5,740,737
BNDES	BRL	Fixed	6.8%	729		56,240		56,969
BNDES	BRL	SELIC	16.5%	165,973	282,017	529,066	514,605	695,039	796,622
BNDES	BRL	TR	4.3%	10,596	9,933	148,276	153,762	158,872	163,695
Assets financing	BRL	CDI	16.4%	18,986	18,799	28,705	38,214	47,691	57,013
NCE (“Export credit notes”)	BRL	CDI	17.0%	3,792	4,157	100,000	100,000	103,792	104,157
NCR (“Rural producer certificates”)	BRL	CDI	13.8%	118,109	369,572	5,451,530	5,000,000	5,569,639	5,369,572
ECO INVEST - Crédito Agroindustria	BRL	CDI	14.3%	5,434	7,094	327,578	327,263	333,012	334,357
Rural Product Note ("CPR")	BRL	CDI/IPCA	12.2%	74,054	41,894	4,500,854	1,954,437	4,574,908	1,996,331
Debentures	BRL	CDI/IPCA	13.3%	129,566	127,247	9,512,582	9,179,399	9,642,148	9,306,646
				811,707	1,134,206	26,842,322	23,309,695	27,654,029	24,443,901
				4,327,219	3,004,905	88,378,903	91,796,352	92,706,122	94,801,257

Interest on financing				1,806,789	1,525,436	451,530		2,258,319	1,525,436
Non-current funding				2,520,430	1,479,469	87,927,373	91,796,352	90,447,803	93,275,821
				4,327,219	3,004,905	88,378,903	91,796,352	92,706,122	94,801,257
(1) The balances shown as negative include fundraising costs
22.2 Breakdown by maturity - non-current

	2027	2028	2029	2030	2031	2032 onwards	Total
In foreign currency
Bonds		2,579,785	8,598,098	5,116,282	6,471,082	16,820,922	39,586,169
Panda Bonds	915,230	989,540		76,285			1,981,055
Export credits (“export prepayments”)	1,552,288	2,449,249	3,423,547	5,064,262	832,358		13,321,704
Assets financing	49,589	62,326	5,812				117,727
ECA - Export Credit Agency					644,327	1,029,486	1,673,813
IFC - International Finance Corporation					1,207,873	3,648,240	4,856,113
	2,517,107	6,080,900	12,027,457	10,256,829	9,155,640	21,498,648	61,536,581
In local currency
BNDES – TJLP	1,891	3,782	3,782	630			10,085
BNDES – TLP	81,114	159,396	145,230	387,945	490,292	4,424,378	5,688,355
BNDES – Fixed	1,562	3,124	3,805	3,867	3,867	40,015	56,240
BNDES – SELIC	17,317	42,369	42,369	42,369	42,369	342,273	529,066
BNDES – TR	5,534	11,068	11,068	11,068	11,068	98,470	148,276
BNDES - UMBNDES	5,267	12,678	12,678	12,678	12,678	433,072	489,051
Ecoinvest			73,617	73,617	73,617	106,727	327,578
Assets financing	9,604	19,033	68				28,705
NCE (“Export credit notes”)	25,000	25,000	25,000	25,000			100,000
Rural Product Note ("CPR")						4,500,854	4,500,854
NCR (“Rural producer certificates”)				2,000,000	3,451,530		5,451,530
Debentures				573,130	500,000	8,439,452	9,512,582
	147,289	276,450	317,617	3,130,304	4,585,421	18,385,241	26,842,322
	2,664,396	6,357,350	12,345,074	13,387,133	13,741,061	39,883,889	88,378,903

22.3 Roll-forward of loans, financing and debentures

	06/30/2026	12/31/2025
Opening balance	94,801,257	101,435,531
Fundraising, net of issuance costs	2,896,932	23,871,760
Interest accrued	2,876,547	5,953,778
Monetary and exchange rate variation, net	(3,615,919)	(8,384,101)
Settlement of principal	(1,669,130)	(22,353,325)
Settlement of interest	(2,629,067)	(5,817,907)
Amortization of fundraising costs	45,502	101,803
Others		(6,282)
Closing balance	92,706,122	94,801,257
22.4 Fundraising costs
The fundraising costs are amortized based on the terms of agreements and the effective interest rate.

			Balance to be amortized
Type	Cost	Amortization	06/30/2026	12/31/2025
Bonds	411,818	287,983	123,835	142,598
Panda Bonds	6,183	1,801	4,382	5,617
Rural Product Note ("CPR")	144,391	5,405	138,986	63,819
Export credits (“export prepayments”)	180,466	125,585	54,881	71,612
Debentures	157,139	52,103	105,036	110,409
BNDES	101,771	58,643	43,128	41,023
ECA - Export Credit Agency	13,615	3,251	10,364	12,072
IFC - International Finance Corporation	106,968	34,848	72,120	57,186
Others	4,797	464	4,333	4,641
	1,127,148	570,083	557,065	508,977
22.5 Guarantees
Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment is offered as collateral by the Company, as disclosed in Note 19.1.
The Company does not have contracts with restrictive financial clauses (financial covenants) which must be complied with.
22.6 Relevant transactions entered into during the period
22.6.1 New Revolving Credit Facility (RCF)
On February 5, 2026, the Company entered into a new Revolving Credit Facility through its subsidiary Suzano International Finance B.V., replacing the facility in place since February 2022. The new facility increased the total available revolving credit lines from US$1,275,000 to US$1,775,000 (equivalent to R$9,188,465). The purpose of this new facility is to further strengthen the Company’s already robust liquidity position, providing greater cash flexibility over the coming years.
The total committed amount of US$1,775,000 has an availability period through February 2031. The commitment fee, if the facility remains undrawn, is 0.27% per annum; if drawn, the cost will be SOFR + 0.90% per annum.
22.6.2 Issuance of Rural Product Notes (Cédulas de Produto Rural – CPRs)
On April 1, 2026, the Company completed the fundraising of its 2nd issuance of Financial Settlement Rural Product Notes (CPR-Fs), issued in two tranches totaling R$2,500,000, of which R$1,500,000 relate to the first tranche and R$1,000,000 to the second tranche.
The CPR-Fs were issued on March 15, 2026, with maturities of 10 years for the first tranche, due on March 15, 2036, and 12 years for the second tranche, due on March 15, 2038. The CPR-Fs bear interest of 7.0464% per annum for the first tranche and 6.8338% per annum for the second tranche, accruing on the updated nominal unit value, which is adjusted by the accumulated variation of the IPCA inflation index.
22.7 Significant transactions settled during the period
The Company did not enter into any material settlements during the six-month period ended June 30, 2026.